Real Estate Properties Held for Lease, Net	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Real Estate Properties Held for Lease, Net
5.	Real Estate Properties Held for Lease, Net
The following summarizes the components of real estate properties held for lease as at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Building at cost	$92,838	$175,183	$160,331	$156,631	$152,420
Less: accumulated depreciation	(631)	(4,761)	(8,733)	(12,939)	(16,992)

Net book value	$92,207	$170,422	$151,598	$143,692	$135,428

Depreciation expenses were $
nil, $0.6 million, $
3.5 million, $4.1 million, $3.9 million and $3.9 million for the year
s
 ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024
,
 respectively.
Real estate properties held for lease of $160.1 million, $155.3 million, $149.8 million and $145.3 million as at December 31, 2021, 2022, 2023 and 2024 (2020: $88.1 million) have been pledged to banks to obtain loan facilities (See Note 9).